Commitments and Contingencies (Details) (USD $)	Dec. 31, 2013
Synthetic Lease
Escrow Deposit	$ 8,800,000,000
Balance of Synthetic Lease	$ 71,000,000
Residual Value Guarantee on Synthetic Lease	83.00%